UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23151

Investment Company Act File Number

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,323

		$56,323

Education — 6.0%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$618,350
Alabama Public School and College Authority, 5.00%, 5/1/24	500	628,125
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	406,707
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	584,080
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	615,530
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	248,462
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	709,736
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28(2)	400	487,496
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29(2)	1,000	1,211,910
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30(2)	750	903,472
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31(2)	250	300,073
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21(2)	1,000	1,191,180
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22(2)	650	788,099
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	824,481
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	569,145
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	338,424
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	336,249
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	787,387
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	209,778
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	272,263
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	236,478
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	119,151
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	179,667
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	503,888
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	141,588
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	147,593
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	125,252
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	461,393
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	318,395
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	933,495
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	922,402
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,215,770

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	$520	$615,883
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	300,288
Western Michigan University, 5.00%, 11/15/24	500	629,915

		$18,882,105

Electric Utilities — 4.2%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,214,780
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	619,930
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,235,160
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	123,775
Marquette Board of Light and Power, MI, 5.00%, 7/1/21(2)	350	412,608
Marquette Board of Light and Power, MI, 5.00%, 7/1/22(2)	230	276,649
Marquette Board of Light and Power, MI, 5.00%, 7/1/23(2)	450	550,413
Marquette Board of Light and Power, MI, 5.00%, 7/1/24(2)	475	586,117
Marquette Board of Light and Power, MI, 5.00%, 7/1/25(2)	345	430,215
Marquette Board of Light and Power, MI, 5.00%, 7/1/26(2)	775	974,400
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	626,965
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,243,610
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	589,440
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	599,115
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	615,290
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	144,071
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	370,245
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	309,790
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	582,060
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	594,155
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	303,637
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	301,412
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	250	298,265
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	305,015

		$13,307,117

Escrowed/Prerefunded — 0.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$27,551
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,610
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	568,930

		$613,091

General Obligations — 31.4%
Addison, TX, 5.00%, 2/15/26	$270	$329,678
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	349,919
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	519,025
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	315,838
Alaska, 5.00%, 8/1/30	1,000	1,222,040
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,363,280
Anchorage, AK, 5.00%, 9/1/23	750	929,602
Anchorage, AK, 5.00%, 9/1/24	750	945,855
Anchorage, AK, 5.00%, 9/1/25	750	958,402
Anchorage, AK, 5.00%, 9/1/27	780	977,902
Arkansas, 4.00%, 6/1/28	500	577,365
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	589,255
Avon, OH, 4.00%, 12/1/31	590	675,857

Security	Principal Amount (000’s omitted)	Value
Belding Area Schools, MI, 5.00%, 5/1/28	$250	$307,015
Belding Area Schools, MI, 5.00%, 5/1/30	250	303,708
Brookline, MA, 4.00%, 3/1/30	435	508,532
Brookline, MA, 4.00%, 3/1/31	250	290,570
Burlington, VT, 5.00%, 11/1/21	600	713,238
Burlington, VT, 5.00%, 11/1/22	450	545,661
Burlington, VT, 5.00%, 11/1/23	450	553,032
Burlington, VT, 5.00%, 11/1/24	400	496,896
Burlington, VT, 5.00%, 11/1/25	400	500,848
Burlington, VT, 5.00%, 11/1/26	250	315,513
Burlington, VT, 5.00%, 11/1/27	225	280,532
Burlington, VT, 5.00%, 11/1/28	370	457,435
California, 4.00%, 9/1/26	750	902,385
California, 4.00%, 9/1/27	740	872,800
California, 4.00%, 9/1/28	750	875,715
California, 4.00%, 9/1/31	500	569,410
Clark County School District, NV, 5.00%, 6/15/22	500	605,880
Clark County School District, NV, 5.00%, 6/15/23	500	617,670
Clark County School District, NV, 5.00%, 6/15/24	500	628,400
Clark County School District, NV, 5.00%, 6/15/25	500	634,600
Clark County School District, NV, 5.00%, 6/15/29	250	308,765
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,113,130
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	834,847
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	839,325
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	115,396
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,152,010
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	856,305
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	256,228
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	309,385
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	250	331,107
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	394,929
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	370,968
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	403,130
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	290,098
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	730,012
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	405,860
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,330,843
Edgewood City, OH, School District, 5.25%, 12/1/33	500	609,850
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,332,462
Edinburg, TX, 5.00%, 3/1/21	330	385,509
Edinburg, TX, 5.00%, 3/1/22	1,215	1,445,546
Edinburg, TX, 5.00%, 3/1/23	1,235	1,494,869
Edinburg, TX, 5.00%, 3/1/24	815	1,000,412
Edinburg, TX, 5.00%, 3/1/25	310	384,583
Elgin, IL, 3.00%, 12/15/22	1,410	1,527,552
Elgin, IL, 3.00%, 12/15/23	1,645	1,780,795
Elgin, IL, 3.00%, 12/15/24	1,770	1,914,556
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	609,905
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,148,620
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,193,145
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	622,735
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	928,117
Granville, OH, Exempted Village School District, 5.00%, 12/1/26	500	636,075

Security	Principal Amount (000’s omitted)	Value
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	$100	$76,445
Huber Heights City School District, OH, 5.00%, 12/1/26(2)	840	1,059,047
Illinois, 5.00%, 2/1/23	500	563,695
Illinois, 5.00%, 3/1/24	200	220,842
Illinois, 5.00%, 2/1/26	950	1,059,079
Illinois, 5.50%, 7/1/26	200	227,888
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	576,900
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	178,824
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	397,130
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	401,414
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	659,856
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	596,630
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	212,465
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	648,600
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	481,471
Kyle, TX, 4.00%, 8/15/21	250	283,913
Kyle, TX, 4.00%, 8/15/30	500	558,610
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,239,676
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	580,385
Lake County, FL, 5.00%, 6/1/28	650	792,298
Lakeland, FL, 5.00%, 10/1/25	635	783,673
Lakeland, FL, 5.00%, 10/1/28	1,500	1,798,530
Lakeland, FL, 5.00%, 10/1/30	1,000	1,184,960
Lakewood, OH, 4.00%, 12/1/29	500	566,565
Lakewood, OH, 4.00%, 12/1/30	400	452,756
Laredo Community College District, TX, 4.00%, 8/1/21(2)	125	141,356
Laredo Community College District, TX, 4.00%, 8/1/22(2)	240	274,195
Laredo Community College District, TX, 5.00%, 8/1/23(2)	165	201,706
Laredo Community College District, TX, 5.00%, 8/1/24(2)	140	173,415
Laredo Community College District, TX, 5.00%, 8/1/25(2)	110	137,569
Laredo Community College District, TX, 5.00%, 8/1/26(2)	320	401,882
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	637,140
Lewisville Independent School District, TX, 5.00%, 8/15/26(2)	1,500	1,903,650
Little Rock School District, AR, 3.00%, 2/1/23	400	420,852
Little Rock School District, AR, 3.00%, 2/1/24	250	262,470
Little Rock School District, AR, 3.00%, 2/1/25	250	260,878
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	241,100
Miami-Dade County, FL, School District, 5.00%, 3/15/28	300	364,587
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	984,640
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	272,670
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	547,280
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	349,965
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	420,518
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	375	291,191
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,478,457
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	329,853
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,169,016
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	832,095
Pasadena, TX, 4.00%, 2/15/28	500	569,345
Pasadena, TX, 4.00%, 2/15/29	250	282,330
Pasadena, TX, 4.00%, 2/15/30	500	560,965
Pasadena, TX, 4.00%, 2/15/31	750	837,045
Pennsylvania, 4.00%, 6/15/31	885	971,146

Security	Principal Amount (000’s omitted)	Value
Pennsylvania, 5.00%, 7/1/24	$650	$799,357
Peoria, IL, 5.00%, 1/1/27	500	606,790
Port Arthur Independent School District, TX, 5.00%, 2/15/22(2)	500	597,380
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	373,926
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	452,040
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	354,888
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	599,065
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	608,160
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	852,915
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	565,865
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	457,956
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	341,373
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	226,510
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	602,045
Stamford, CT, 4.00%, 8/1/27	750	886,515
Sugar Land, TX, 5.00%, 2/15/26	555	710,444
Texas, (Texas Transportation Commission), 5.00%, 4/1/28(2)	1,750	2,222,447
Texas, (Texas Transportation Commission), 5.00%, 4/1/29(2)	2,000	2,525,560
Trussville, AL, 5.00%, 10/1/31	250	295,998
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	797,215
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	369,492
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,948
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	131,229
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	638,460
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	181,538
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	172,800
Williamson County, TX, 5.00%, 2/15/28	300	372,288

		$98,587,099

Hospital — 9.0%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$290,208
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	302,995
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	111,617
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	45,380
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	872,797
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	115,093
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	177,825
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	299,398
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	295,768
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	294,475
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	711,394
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	300,775
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	625,965
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	625,595
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	582,100
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	579,057
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	603,095
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	608,985
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	953,800

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	$1,000	$1,239,850
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	687,681
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	868,385
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	861,959
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	629,606
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	841,309
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	125,104
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	662,319
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,227,360
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,218,670
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,208,100
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,193,870
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,213,270
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/29	250	293,488
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	157,622
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	281,625
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	261,367
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	355,137
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	598,930
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21(2)	100	116,939
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22(2)	200	237,880
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23(2)	300	361,233
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24(2)	500	610,470
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	237,428
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	67,049
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	432,526
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	417,678
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	498,028
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	377,187
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	611,135
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	604,645
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	600,225
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	737,334

		$28,231,731

Housing — 1.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$423,580

Security	Principal Amount (000’s omitted)	Value
Maine Housing Authority, 2.30%, 11/15/25	$190	$190,528
Virginia Housing Development Authority, 1.70%, 5/1/22(2)	895	897,712
Virginia Housing Development Authority, 1.85%, 5/1/23(2)	920	923,413
Virginia Housing Development Authority, 1.95%, 11/1/23(2)	295	296,767
Virginia Housing Development Authority, 2.05%, 5/1/24(2)	340	342,081
Virginia Housing Development Authority, 2.25%, 5/1/25(2)	470	472,547
Virginia Housing Development Authority, 2.40%, 5/1/26(2)	520	522,382
Virginia Housing Development Authority, 2.55%, 5/1/27(2)	930	933,478
Washington Housing Finance Commission, 2.05%, 6/1/24(2)	310	310,552
Washington Housing Finance Commission, 2.25%, 6/1/25(2)	455	455,314
Washington Housing Finance Commission, 2.30%, 12/1/25(2)	130	130,091
Washington Housing Finance Commission, 2.40%, 6/1/26(2)	105	104,801

		$6,003,246

Insured-Education — 0.3%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$261,557
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	261,418
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	524,165

		$1,047,140

Insured-Electric Utilities — 0.2%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$574,950

		$574,950

Insured-General Obligations — 2.0%
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	$175	$207,130
New Britain, CT, (BAM), 5.00%, 3/1/21	1,000	1,166,680
New Britain, CT, (BAM), 5.00%, 3/1/23	550	663,762
New Britain, CT, (BAM), 5.00%, 3/1/24	550	674,674
New Britain, CT, (BAM), 5.00%, 3/1/25	400	495,140
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	303,155
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	522,161
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	221,973
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	379,034
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	478,132
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	391,810
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	705,037

		$6,208,688

Insured-Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$674,495

		$674,495

Insured-Lease Revenue/Certificates of Participation — 5.0%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$550,180
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	549,380
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	596,475
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,214,290
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	307,677
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,862,940
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,555,425
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	614,045
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,501,180
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	306,273

Security	Principal Amount (000’s omitted)	Value
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$119,532
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	296,428
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	266,042
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	598,080
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	485,108
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	358,578
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	472,760
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	361,326
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	312,158
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	509,716
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	383,178
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	449,597
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	759,432
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	509,548
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	629,722

		$15,569,070

Insured-Special Tax Revenue — 0.2%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$141,703
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	520,775

		$662,478

Insured-Transportation — 1.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$965,497
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	999,768
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	533,795
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	429,761
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	618,540
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	395,661
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	460,114

		$4,403,136

Insured-Water and Sewer — 1.0%
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/20	$500	$575,695
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/21	1,075	1,267,909
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	295,682
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	300,115
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	309,500
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	303,870
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	120,192

		$3,172,963

Lease Revenue/Certificates of Participation — 8.7%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$116,138
Broward County School Board, FL, 5.00%, 7/1/21	250	295,983
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,811,340
Broward County School Board, FL, 5.00%, 7/1/23	500	612,860
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,550,562
Broward County School Board, FL, 5.00%, 7/1/25	500	625,370
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,253,430
Broward County School Board, FL, 5.00%, 7/1/27	500	619,770
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,536,687
Broward County School Board, FL, 5.00%, 7/1/29	500	611,145

Security	Principal Amount (000’s omitted)	Value
Broward County School Board, FL, 5.00%, 7/1/30	$500	$607,635
Broward County School Board, FL, 5.00%, 7/1/31	600	726,174
California Public Works Board, 4.00%, 12/1/31	1,000	1,126,260
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	300,118
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	250,492
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	562,402
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	600,650
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	159,430
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	656,337
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	686,001
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	703,897
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	721,854
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	738,673
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	764,775
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	786,506
Medina City School District, OH, 5.00%, 12/1/23	350	429,037
Medina City School District, OH, 5.00%, 12/1/24	400	493,132
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,383,834
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	611,030
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	850	1,049,299
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	950	1,161,812
South Dakota Building Authority, 5.00%, 6/1/27	635	776,135
South Dakota Building Authority, 5.00%, 6/1/28	210	256,937
South Dakota Building Authority, 5.00%, 6/1/30	200	241,432
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	903,201
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	787,898
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	607,605

		$27,125,841

Other Revenue — 2.5%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$357,123
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28(2)	1,000	1,231,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29(2)	1,000	1,223,650
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30(2)	1,000	1,213,610
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	732,618
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	585,715
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	806,402
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	624,310
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	614,170
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	582,935

		$7,971,833

Senior Living/Life Care — 2.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$57,291
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	113,787
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	284,140

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	$250	$289,328
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	293,753
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	120,986
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	294,727
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	292,640
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	377,643
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	264,951
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	269,006
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	579,662
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	242,328
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	302,882
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	300,935
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	296,380
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30(2)	200	239,520
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31(2)	425	504,760
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21(2)	305	357,216
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23(2)	200	241,074
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27(2)	250	305,427
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29(2)	440	527,732
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30(2)	475	566,922
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31(2)	495	587,426

		$7,710,516

Special Tax Revenue — 2.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$124,552
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	607,610
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	617,535
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	594,455
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	604,940
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	615,700
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	577,125
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	825,727
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	168,290
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	295,400
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	301,675
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	123,683
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	168,841
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	300,525
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	299,303
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	297,780
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	296,720

		$6,819,861

Transportation — 7.1%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	$250	$292,043
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	179,163
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	246,796
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	124,585

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$150	$181,935
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	180,887
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,195,520
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	599,485
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	119,897
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	635,644
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	259,278
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	120,461
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	184,151
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	242,876
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	612,715
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,216,910
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	906,997
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	805,369
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	308,050
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	600,115
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,196,490
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	609,355
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	619,965
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	628,165
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	634,910
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,279,830
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	873,367
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	156,924
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	592,140
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	917,392
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	204,460
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	912,232
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	483,436
Port of Seattle, WA, 5.00%, 4/1/21	250	296,493
Port of Seattle, WA, 5.00%, 3/1/24	250	311,380
Port of Seattle, WA, 5.00%, 3/1/25	150	186,906
Port of Seattle, WA, 5.00%, 3/1/27	250	305,623
Port of Seattle, WA, 5.00%, 3/1/29	250	301,863
Texas Transportation Commission, 5.00%, 4/1/33	50	60,006
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30(2)	1,250	1,462,712
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31(2)	1,000	1,163,140

		$22,209,666

Water and Sewer — 8.0%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/25	$300	$375,507
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	165	199,673
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	100	120,148
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	604,975
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27(2)	700	897,715
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28(2)	250	327,915
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29(2)	725	954,499
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31(2)	160	212,718
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	563,120
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	560,620
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28(2)	500	633,455
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	762,714

Security	Principal Amount (000’s omitted)	Value
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	$500	$630,610
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	626,450
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	747,096
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	522,760
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	856,920
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	683,160
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	755,264
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,264,110
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	647,628
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23(2)	1,600	1,995,520
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24(2)	2,000	2,536,800
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30(2)	940	1,163,579
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	500	614,675
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,276,088
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,441,562
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	541,866
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	339,688
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	277,365
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	216,890
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	262,483
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	264,203
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	626,882
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	676,847

		$25,181,505

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$304,865

		$304,865

Total Tax-Exempt Investments — 94.1% (identified cost $286,910,022)		$295,317,719

Other Assets, Less Liabilities — 5.9%		$18,396,483

Net Assets — 100.0%		$313,714,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.7%
Others, representing less than 10% individually	79.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 9.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio did not have any open financial instruments at April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$286,907,735

Gross unrealized appreciation	$8,470,837
Gross unrealized depreciation	(60,853)

Net unrealized appreciation	$8,409,984

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$295,317,719	$—	$295,317,719
Total Investments	$—	$295,317,719	$—	$295,317,719

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ James H. Evans
James H. Evans
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James H. Evans
James H. Evans
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016